Note 9 - Short-Term Loan (Details Textual)		12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)
Short-term Loan Facility, January 2025 [Member]
Debt Instrument, Face Amount	$ 697,284
Debt Instrument, Number of Installments	9
Debt Instrument, Interest Rate, Effective Percentage	1.84%
Short-term Loan Facility, January 2024 [Member]
Debt Instrument, Face Amount		$ 911,082
Debt Instrument, Number of Installments		9
Debt Instrument, Interest Rate, Effective Percentage		1.99%